CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 911	$ (219)	$ 669
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	52	91	313
Amortization of convertible notes premium and warrant	(5)	(15)	(13)
Accrued severance pay, net	(104)	(31)	17
Stock based compensation related to directors and employees	20	102	95
Stock based compensation related to shares to consultants	6	0	39
Interest expenses paid in shares	9	36	72
Gain from disposal of subsidiaries	0	(122)	0
Changes in operating assets and liabilities:
Increase in other assets	(13)	(5)	0
Decrease (increase) in trade receivables, net and unbilled receivables	196	84	(512)
Decrease (increase) in other accounts receivable and prepaid expenses	(29)	86	(63)
Increase (decrease) in trade payables	(357)	356	(145)
Increase (decrease) in long-term and short-term deferred revenues, net	454	(913)	39
Increase (decrease) in other accounts payable and accrued expenses	(615)	603	(186)
Increase (decrease) in long-term deferred rent payables	(12)	82	0
Net cash provided by operating activities	513	135	325
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(29)	(83)	(100)
Long-term receivable	142	(192)	0
Net cash provided (used in) by investing activities	113	(275)	(100)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short-term bank credit	45	186	(92)
Restricted cash	(24)	(140)	0
Repayment of long-term loan	(485)	(500)	(450)
Proceeds from issuance of share capital	75	50	0
Proceeds from long-term loan	130	550	250
Repayment of long-term convertible debt	(136)	0	0
Net cash provided by (used in) financing activities	(395)	146	(292)
EFFECT OF EXCHANGE RATE CHANGES ON CASH	0	1	8
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	231	7	(59)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF YEAR	104	97	156
CASH AND CASH EQUIVALENTS AT THE END OF YEAR	335	104	97
Supplemental disclosure of cash flow activities:
Interest	155	136	103
Income tax	18	28	79
Supplemental disclosure of non-cash investing and financing activities:
Refinancing of short-term bank debt on a long-term basis	0	360	0
Conversion to shares of accrued interest expenses, waivers and deferred charges related to the convertible debt and note	$ 9	$ 36	$ 72